Schedule of earnings (loss) and weighted average numbers of ordinary shares (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Loss for the year / period attributable to equity owners			$ (46,700)	$ (24,355)	$ (22,054)
Weighted average number of shares in issue (‘000s)			3,079	2,467	2,074
Basic earnings/(loss) per share (dollars)	$ (0.654)	$ (2.920)	$ (15.17)	$ (9.87)	$ (10.64)
Diluted earnings/(loss) per share (dollars)	$ (0.654)	$ (2.920)	$ (15.17)	$ (9.87)	$ (10.64)